Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Health care services	€ 13,876,282	€ 14,114,399	€ 13,872,219
Health care products	3,742,403	3,744,664	3,604,336
Revenue	17,618,685	17,859,063	17,476,555
Revenue from contracts with customers
Revenue
Health care services	13,479,438	13,810,589	13,623,319
Health care products	3,623,951	3,639,995	3,478,817
Revenue	17,103,389	17,450,584	17,102,136
Other revenue
Revenue
Health care services	396,844	303,810	248,900
Health care products	118,452	104,669	125,519
Revenue	€ 515,296	€ 408,479	€ 374,419